Trade and other receivables (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade receivables	£ 329	£ 33	£ 95
Prepayments	376	607	258
Other receivables	301	394	219
Total trade and other receivables	1,006	1,034	572
Less: non-current portion
Current portion	£ 1,006	£ 1,034	£ 572